SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Seamless Group Inc [Member] - Sino Dynamic Solutions Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Purchase of intangible assets	$ 1,035,877		$ 2,551,184
Support and maintenance costs	$ 471,900	$ 459,118	$ 919,654	$ 919,404